UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2687

Name of Registrant:	Vanguard Municipal Bond Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2005

Item 1:	Schedule of Investments

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments

January 31, 2005				Face	Market
		Maturity		Amount	Value
	Coupon	Date		(000)	(000)

MUNICIPAL BONDS (99.1%)

Alaska (1.3%)
Alaska GO	5.00%	8/1/2005	(4)	$ 14,880	$ 15,092
Alaska Housing Finance Corp. (State Capital)	5.25%	6/1/2005	(1)	3,050	3,081
Alaska Housing Finance Corp. (State Capital)	5.00%	12/1/2005	(1	8,240	8,426
Alaska Student Loan Corp. Student Loan Rev	3.95%	7/1/2005	(2)	3,525	3,550
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005		5,000	4,993
Valdez AK Marine Terminal Rev. (Phillips Transp. Alaska, Inc. Project) PUT	1.80%	6/1/2005		24,800	24,763

					59,905

Arizona (3.1%)
Arizona COP	5.00%	9/1/2005	(4)	6,050	6,151
Arizona School Fac. Board Rev. COP	6.00%	9/1/2005	(3)ETM	10,125	10,352
Arizona School Fac. Board Rev. COP	5.00%	9/1/2006	(4)	2,500	2,601
Arizona State Univ. Rev	5.00%	7/1/2005	(4)	3,930	3,978
Arizona Transp. Board Excise Tax Rev	6.00%	7/1/2005	(2)	7,515	7,637
Arizona Transp. Board Excise Tax Rev	6.00%	7/1/2005	(2)	11,370	11,555
Arizona Transp. Board Highway Rev	5.00%	7/1/2005		3,025	3,062
Arizona Transp. Board Highway Rev	5.00%	7/1/2009		4,000	4,361
Maricopa County AZ IDA Health Fac. Rev. (Catholic Healthcare West) TOB VRDO	1.90%	2/7/2005	LOC**	25,000	25,000
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005		6,500	6,500
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005		3,000	2,998
Maricopa County AZ PCR (Arizona Public Service) PUT	1.875%	3/1/2005		7,000	6,992
Maricopa County AZ Public Finance Corp. Lease Rev	5.00%	7/1/2005	(2)	5,520	5,586
Phoenix AZ Civic Improvement Corp. Airport Rev	5.00%	7/1/2008	(2)	5,500	5,919
Phoenix AZ Civic Improvement Corp. Wastewater System Rev	5.75%	7/1/2006	(Prere.)	5,000	5,235
Salt River Project Arizona Agricultural Improvement & Power Dist. Rev	5.25%	1/1/2006		20,000	20,548
Tucson AZ USD	7.50%	7/1/2007	(3)	8,000	8,915

					137,390

California (8.5%)
California GO RAN	3.00%	6/30/2005		50,000	50,190
California GO RAN	4.50%	6/30/2005		50,000	50,493
California State Dept. of Water Resources Power Supply Rev	5.25%	5/1/2007	(1)	18,000	19,157
California State Dept. of Water Resources Power Supply Rev	5.50%	5/1/2007		9,000	9,552
California State Dept. of Water Resources Power Supply Rev	5.00%	5/1/2008	(1)	33,000	35,609
California State Econ. Recovery Bonds	5.00%	7/1/2007		29,000	30,689
California State Econ. Recovery Bonds PUT	5.00%	7/1/2007		18,935	19,999
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	4.35%	3/1/2007		8,000	8,222
California Statewide Community Dev. Auth. Rev. (Kaiser Permanente) PUT	2.625%	5/1/2008		11,000	10,840
Chula Vista CA IDR (San Diego Gas & Electric) PUT	7.00%	12/1/2005		20,000	20,720
CSUCI Financing Auth. Rev. California Rental Housing & Town Center PUT	2.50%	8/1/2007	LOC	10,000	10,010
Kings River Conservation Dist. CA COP	4.00%	5/1/2008		2,020	2,085
Los Angeles CA Community College Dist. GO	5.00%	8/1/2006	(4)	10,000	10,422
Los Angeles CA GO	3.00%	9/1/2005	(1)	12,525	12,601
Los Angeles CA USD COP	5.00%	8/1/2006	(2)	4,000	4,168
Los Angeles County CA Public Works Financing Auth. Rev	4.00%	12/1/2006	LOC	38,000	39,126
Natomas CA USD COP PUT	2.50%	2/1/2005	(2)	10,000	10,000
Santa Clara County CA Financing Auth. Special Obligation Bonds (Measure B Transp. Improvement Program) Rev	5.00%	8/1/2005		4,000	4,052
Santa Clara Valley CA Transp. Auth. Rev. PUT	4.00%	10/2/2006	(2)	15,000	15,434
Santa Clara Valley CA Transp. Auth. Rev. PUT	5.00%	10/2/2006	(2)	15,000	15,641
Santa Clara Valley CA Water Dist. Refunding & Improvement COP	5.00%	2/1/2007	(3)	4,165	4,387

					383,397

Colorado (4.4%)
Arapahoe County CO Capital Improvement Trust Fund Highway Rev	7.00%	8/31/2005	(Prere.)	55,935	59,180
Colorado Educ. & Cultural Fac. Auth. Nature Conservancy Project VRDO	1.83%	2/7/2005		10,053	10,053
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) VRDO	1.83%	2/7/2005		18,500	18,499
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	1.85%	2/7/2005		25,000	25,000
Colorado Housing & Finance Auth. Single Family Mortgage Bonds Class I Rev	1.75%	8/1/2005		50,000	49,898
Denver CO City & County GO (Medical Fac.)	5.00%	8/1/2005		8,250	8,369
E-470 Public Highway Auth. Colorado Rev	0.00%	9/1/2005	(1)	17,200	16,986
Jefferson County CO School Dist. GO TOB VRDO	1.89%	2/7/2005	(4)**	5,315	5,315
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.85%	2/7/2005	LOC	1,575	1,575
Regional Transp. Dist. of Colorado COP (Transit Vehicles Project) PUT	2.30%	6/1/2007	(2)	6,000	5,962

					200,837

Connecticut (1.8%)
Connecticut GO	5.00%	3/15/2005		3,000	3,011
Connecticut GO	5.00%	4/15/2005		11,130	11,197
Connecticut GO	5.00%	4/15/2005		4,675	4,703
Connecticut GO	5.00%	12/15/2005		16,110	16,503
Connecticut GO	5.00%	4/15/2007		12,110	12,765
Connecticut GO	5.25%	8/1/2007	(Prere.)	6,380	6,891
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	5.00%	10/1/2005	(4)	5,300	5,401
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure)	4.00%	9/1/2006	(4)	19,875	20,378

					80,849

Delaware (0.2%)
Delaware GO	5.00%	7/1/2006		6,690	6,940

District of Columbia (0.2%)
District of Columbia GO	5.50%	6/1/2007	(4)	4,715	5,027
Metro. Washington Airports Auth. Airport System Rev	5.50%	10/1/2005	(1)	4,290	4,381

					9,408

Florida (3.0%)
Broward County FL Resource Recovery Rev. (Wheelabrator Series A)	5.00%	12/1/2005		12,975	13,261
Dade County FL School Dist. GO	6.00%	7/15/2005	(1)	4,000	4,071
Florida Board of Educ. Capital Outlay	5.00%	6/1/2005		6,000	6,059
Florida Board of Educ. Capital Outlay	5.875%	6/1/2005	(Prere.)	5,000	5,114
Florida Board of Educ. Capital Outlay	5.00%	6/1/2006		6,765	7,004
Florida Board of Educ. Capital Outlay	5.50%	6/1/2006		5,575	5,808
Florida Board of Educ. Public Educ	5.00%	6/1/2005		4,610	4,655
Florida Board of Educ. Public Educ	5.00%	6/1/2005		2,150	2,171
Florida Board of Educ. Public Educ	5.25%	6/1/2006		4,740	4,923
Florida Board of Educ. Public Educ	5.00%	6/1/2009		3,945	4,299
Florida Board of Educ. Rev. (Lottery Rev.)	5.25%	7/1/2005	(3)	3,640	3,688
Florida Correctional Privatization Comm. COP	5.00%	8/1/2006	(2)	2,380	2,471
Florida Dept. of Environmental Protection & Preservation Rev	5.00%	7/1/2007	(1)	5,840	6,192
Florida Dept. of General Services Division Fac. Management Rev. (Florida Fac. Pool)	5.25%	9/1/2005	(4)	5,925	6,034
Florida Dept. of Transp	5.00%	7/1/2006		4,970	5,157
Florida Dept. of Transp	5.00%	7/1/2006		2,325	2,413
Florida Turnpike Auth. Rev	5.25%	7/1/2007	(4)	5,000	5,330
JEA Florida St. Johns River Power Park Rev	5.00%	10/1/2008		10,000	10,797
Jacksonville FL Electric Auth. Water & Sewer Rev	5.00%	10/1/2007		4,500	4,780
Miami-Dade County FL Aviation - Miami International Airport	5.00%	10/1/2006	(1)	10,000	10,404
Miami-Dade County FL Aviation - Miami International Airport	5.25%	10/1/2007	(3)	2,500	2,660
Miami-Dade County FL Water & Sewer Rev	5.00%	10/1/2007	(1)	4,000	4,259
Orange County FL Sales Tax Rev	5.00%	1/1/2006	(3)	4,220	4,327
Palm Beach County FL School Board COP	6.00%	8/1/2005	(2)	6,115	6,233
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.85%	2/7/2005	(2	2,000	2,000
Tampa FL Util. Rev	6.00%	10/1/2006	(2)	2,385	2,527

					136,637

Georgia (1.2%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.91%	2/1/2005	LOC	4,900	4,900
Cobb County GA School Dist	4.00%	2/1/2007		22,735	23,443
Georgia GO	6.25%	4/1/2006		2,700	2,822
Gwinnett County GA School Dist. GO	6.40%	2/1/2006		3,500	3,644
Henry County GA GO	5.00%	7/1/2007		2,450	2,593
Metro. Atlanta GA Rapid Transp. Auth. Georgia Sales Tax Rev	6.25%	7/1/2006	(1)	10,000	10,534
Richmond County GA Board of Educ. GO	5.00%	11/1/2007		4,500	4,793

					52,729

Guam (0.2%)
Guam International Airport Auth. Rev	3.00%	10/1/2005	(1)	2,380	2,392
Guam International Airport Auth. Rev	5.00%	10/1/2006	(1)	2,710	2,818
Guam International Airport Auth. Rev	5.00%	10/1/2007	(1)	2,850	3,011

					8,221

Hawaii (1.2%)
Hawaii Airport System Rev	5.50%	7/1/2005	(3)	7,390	7,489
Hawaii GO	6.25%	3/1/2005	(3)	5,000	5,017
Hawaii GO	5.00%	8/1/2005	(3)	3,715	3,768
Hawaii GO	3.00%	9/1/2005		6,120	6,150
Hawaii GO	6.00%	3/1/2006	(3)	9,315	9,680
Hawaii GO	6.40%	3/1/2007		5,555	5,986
Hawaii GO	5.00%	4/1/2007	(1)	7,330	7,717
Honolulu HI City & County GO	5.75%	1/1/2006	(ETM)	8,815	9,095

					54,902

Illinois (3.7%)
Chicago IL Board of Educ. VRDO	1.94%	2/1/2005	(4)	5,900	5,900
Chicago IL Housing Auth. Capital Project Rev	5.00%	7/1/2008		2,500	2,659
Chicago IL Metro. Water Reclamation Dist. GO VRDO	1.83%	2/7/2005		8,475	8,474
Chicago IL O'Hare International Airport Rev	5.25%	1/1/2006	(2)	2,015	2,068
Chicago IL School Finance Auth. GO	5.00%	6/1/2006	(4)	9,000	9,308
Chicago IL School Finance Auth. GO	5.50%	6/1/2007	(4)	10,020	10,687
Chicago IL Transit Auth. Rev	5.00%	6/1/2007	(2)	3,000	3,166
Chicago IL Transit Auth. Rev	5.25%	6/1/2008	(2)	4,540	4,905
Chicago IL Transit Auth. Rev	5.25%	6/1/2009	(2)	1,000	1,096
Illinois Dev. Finance Auth. Hosp. Rev. (Evanston Northwestern Healthcare Corp.) VRDO	1.85%	2/7/2005		8,000	8,000
Illinois Finance Auth. Rev. (Public Project Construction Notes) PUT	1.60%	4/1/2005		7,500	7,495
Illinois GO	5.00%	8/1/2005		1,000	1,014
Illinois GO	5.25%	8/1/2005		8,175	8,302
Illinois GO	5.00%	11/1/2005		6,200	6,330
Illinois GO	5.00%	3/1/2006		3,500	3,600
Illinois GO	5.50%	4/1/2006	(4)	3,000	3,109
Illinois GO	5.00%	8/1/2006		8,160	8,471
Illinois GO	5.00%	3/1/2007		5,355	5,624
Illinois GO	5.25%	4/1/2007	(4)	9,325	9,864
Illinois GO	5.00%	3/1/2009		24,695	26,741
Illinois Health Fac. Auth. Rev. (Northwestern Memorial Hosp.) VRDO	1.95%	2/1/2005		100	100
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.00%	12/15/2005		8,000	8,195
Illinois State Unemployment Insurance Fund Building Receipts Rev	5.00%	12/15/2006	(4)	4,750	4,971
Univ. of Illinois (Util. Infrastructure Project) COP	4.00%	8/15/2005	(2)	1,000	1,010
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2006	(2)	2,350	2,440
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2007	(2)	4,575	4,844
Univ. of Illinois (Util. Infrastructure Project) COP	5.00%	8/15/2008	(2)	2,395	2,576
Univ. of Illinois Board of Trustees (Un-integrate Project) COP	5.25%	10/1/2005	(2)	7,925	8,084

					169,033

Indiana (1.2%)
Indiana Bond Bank Advance Funding Program Notes	3.25%	1/26/2006	LOC	32,225	32,513
Indiana Office Building Comm. Fac. Rev. (Miami Correctional Fac.) VRDO	1.84%	2/7/2005		6,700	6,700
Indianapolis IN Local Public Improvement Rev	5.50%	1/10/2007		3,560	3,762
Vigo County IN Econ. Dev. Rev. (Republic Services Inc.) VRDO	2.55%	2/7/2005		10,000	10,000

					52,975

Iowa (0.3%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)	5.50%	8/1/2007		2,500	2,681
Iowa TRAN	3.00%	6/30/2005		10,000	10,037

					12,718

Kansas (0.1%)
Kansas Turnpike Rev	5.375%	9/1/2005	(2)	5,855	5,965

Kentucky (3.0%)
Kenton County KY Airport Board Special Fac. Rev. (Airis Cincinnati LLC) VRDO	1.95%	2/7/2005		40,000	40,000
Kentucky Asset/Liability Comm. General Fund Rev	5.00%	7/15/2005	(2)	27,215	27,573
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.00%	6/29/2005		46,000	46,164
Kentucky Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005		3,000	2,998
Kentucky Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005		8,000	7,994
Kentucky Turnpike Auth. Econ. Dev. Road Rev. (Revitalization Project)	5.50%	7/1/2007	(4)	4,315	4,617
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.25%	7/1/2005	(4)	2,000	2,025
Louisville & Jefferson County KY Regional Airport Auth. Airport System Rev	5.25%	7/1/2007	(4)	4,355	4,611

					135,982

Louisiana (1.2%)
Lafayette LA Public Improvement Sales Tax Rev	4.75%	3/1/2005	(2)	5,640	5,653
Louisiana GO	6.25%	4/15/2005	(3)	6,455	6,510
Louisiana GO	6.00%	10/15/2006	(2)	15,585	16,516
Louisiana Offshore Terminal Auth. Deep Water Port Rev. (LOOP LLC Project) PUT	2.15%	4/1/2005		5,000	4,997
New Orleans LA Finance Auth. Single Family Mortgage Rev. TOB VRDO	1.94%	2/7/2005	**	22,785	22,785

					56,461

Maine (1.2%)
Maine GO TAN	3.00%	6/30/2005		52,000	52,186

Maryland (1.2%)
Anne Arundel County MD GO	5.00%	3/1/2007		6,000	6,313
Maryland GO	5.25%	3/1/2007		10,000	10,579
Montgomery County MD GO	4.00%	7/1/2007		6,940	7,196
Washington Suburban Sanitation Dist. Maryland General Construction GO	5.25%	6/1/2007		7,330	7,799
Washington Suburban Sanitation Dist. Maryland Water Supply GO	4.00%	6/1/2006		23,550	24,079

					55,966

Massachusetts (4.8%)
Duxbury MA BAN	3.25%	1/13/2006		12,446	12,551
Framingham MA BAN	3.00%	3/1/2005		20,670	20,684
Massachusetts Bay Transp. Auth. Rev	6.00%	7/1/2006		5,000	5,251
Massachusetts GAN	7.00%	12/15/2007	(1)	24,810	27,806
Massachusetts GO	5.75%	2/1/2005		3,000	3,000
Massachusetts GO	5.00%	2/1/2006		27,500	28,239
Massachusetts GO	5.50%	2/1/2007	(1)	7,150	7,568
Massachusetts GO	5.50%	1/1/2008		6,165	6,646
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	5.50%	7/1/2005		2,585	2,613
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College) PUT	1.85%	4/1/2006		10,000	9,936
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.25%	7/1/2005	(1)	23,615	23,918
Massachusetts Water Resources Auth. Rev. VRDO	1.83%	2/7/2005	(3)	5,100	5,100
Milton MA BAN	3.00%	8/5/2005		25,000	25,102
Pembroke MA BAN	3.00%	8/4/2005		14,800	14,853
Waltham MA BAN	3.00%	11/15/2005	*	23,445	23,590

					216,857

Michigan (1.9%)
Detroit MI Sewer System Rev	4.00%	7/1/2005	(4)	4,340	4,374
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2005	(2)	10,065	10,410
Greater Detroit MI Resource Recovery Auth	6.25%	12/13/2005	(2)	7,140	7,385
Michigan Building Auth. Rev	5.00%	10/15/2005		5,000	5,099
Michigan Building Auth. Rev	5.00%	10/15/2006		7,500	7,821
Michigan Building Auth. Rev	5.00%	10/15/2008	(4)	1,000	1,081
Michigan GAN VRDO	1.83%	2/7/2005	(4)	3,700	3,700
Michigan GO Notes	3.50%	9/30/2005		25,000	25,222
Michigan Housing Dev. Auth. Rev. VRDO	1.83%	2/7/2005	(1)	2,800	2,800
Michigan Muni. Bond Auth. Rev	5.00%	5/1/2008		5,000	5,355
Michigan Muni. Bond Auth. Rev. (Clean Water Revolving Fund)	5.00%	10/1/2005		8,135	8,290
Michigan Public Power Agency Rev. (Belle River)	5.00%	1/1/2006	(1)	1,500	1,537
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	1.83%	2/7/2005		5,280	5,280

					88,354

Minnesota (1.1%)
Minnesota GO	5.00%	8/1/2006		14,825	15,405
Minnesota GO	5.00%	8/1/2007		30,685	32,558

					47,963

Mississippi (0.3%)
Jackson MS Water & Sewer System Rev	5.00%	9/1/2006	(4)	4,550	4,733
Mississippi GO	5.00%	8/15/2005		3,000	3,046
Mississippi GO	5.25%	8/15/2006		5,215	5,441

					13,220

Missouri (0.7%)
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)	5.00%	6/1/2005		4,805	4,849
Missouri Third State Building GO	5.00%	10/1/2006		27,505	28,698

					33,547

Nebraska (1.1%)
American Public Energy Agency NE (National Public Gas Agency) VRDO	1.84%	2/7/2005		35,791	35,791
Omaha NE Public Power Dist. Electric Rev	5.30%	2/1/2005		9,725	9,725
Omaha NE Public Power Dist. Electric Rev	5.50%	2/1/2007		5,000	5,294

					50,810

Nevada (3.0%)
Clark County NV Bond Bank GO	5.50%	6/1/2007	(3)	4,775	5,093
Clark County NV GO	7.50%	6/1/2007	(2)	4,630	5,136
Clark County NV GO	7.50%	6/1/2007	(2)	4,920	5,458
Clark County NV Las Vegas Convention & Visitor Auth. GO	5.00%	7/1/2005		6,020	6,091
Clark County NV School Dist. GO	5.00%	6/1/2005	(3)	25,840	26,087
Clark County NV School Dist. GO	5.00%	6/15/2005	(1)	5,000	5,053
Clark County NV School Dist. GO	5.00%	6/1/2007	(3)	29,020	30,627
Clark County NV School Dist. GO	5.00%	6/15/2007	(1)	14,710	15,536
Clark County NV School Dist. GO	5.50%	6/15/2007	(4)	10,000	10,676
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	1.88%	2/7/2005	(1)**	11,980	11,980
Las Vegas Valley Water Dist. Nevada GO Water Improvement & Refunding TOB VRDO	1.88%	2/7/2005	(3)**	5,310	5,310
Nevada GO	4.00%	8/1/2006		8,800	9,008

					136,055

New Hampshire (0.4%)
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	2.05%	2/1/2005		7,500	7,500
New Hampshire Business Finance Auth. PCR (United Illuminating) PUT	3.25%	12/3/2007	(2)	5,000	5,046
New Hampshire GO	5.00%	11/1/2005		5,000	5,106

					17,652

New Jersey (4.0%)
Middlesex County NJ BAN	2.75%	6/22/2005		15,000	15,038
New Jersey COP	5.25%	6/15/2006	(4)	3,945	4,094
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	2.15%	2/10/2005	LOC	15,000	15,001
New Jersey Econ. Dev. Auth. Rev. (Public Schools Small Loan Program)	3.00%	8/15/2005		4,000	4,020
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.00%	9/1/2007		15,300	16,214
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.87%	2/7/2005	(2)**	11,335	11,335
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.00%	7/1/2006		2,000	2,076
New Jersey GO	6.00%	7/15/2005	ETM	6,455	6,568
New Jersey GO	5.625%	7/15/2006	(Prere.)	11,025	11,698
New Jersey GO	5.00%	7/15/2007		11,000	11,639
New Jersey TRAN	3.00%	6/24/2005		10,000	10,034
New Jersey Transit Corp. Capital GAN	5.50%	2/1/2006	(2)	10,000	10,310
New Jersey Transp. Trust Fund Auth. Rev	5.50%	6/15/2006		7,500	7,804
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.87%	2/7/2005	(1)**	14,980	14,980
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.87%	2/7/2005	(3)**	10,000	10,000
Parsippany - Troy Hills Township NJ BAN	3.00%	8/5/2005		17,000	17,066
Rutgers State Univ. New Jersey	5.00%	5/1/2006	(3)	6,840	7,067
Somerset County NJ Ind. Fin. Auth. PCR (American Cyanamid Co.) VRDO	2.45%	2/7/2005		7,600	7,600

					182,544

New Mexico (1.3%)
Farmington NM PCR (Public Service - San Juan Project) PUT	2.10%	4/1/2006		25,000	24,748
Los Alamos County NM Util. System Rev	5.00%	7/1/2006	(4)	2,965	3,072
New Mexico Finance Auth. Transp. Rev	5.00%	6/15/2006	(2)	21,515	22,279
New Mexico Severance Tax Rev	5.00%	7/1/2007		10,000	10,575

					60,674

New York (8.8%)
Long Island NY Power Auth. Electric System Rev	5.00%	12/1/2006		10,000	10,429
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax)	5.00%	11/15/2005		10,290	10,507
Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) VRDO	1.83%	2/7/2005	(4)	25,000	25,000
Metro. New York Transp. Auth. Rev. VRDO	1.82%	2/7/2005	(4)	3,500	3,500
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007		3,000	3,251
Muni. Assistance Corp. for New York City NY	6.00%	7/1/2007		2,000	2,168
New York City NY GO	5.00%	8/1/2005		8,970	9,096
New York City NY GO	5.00%	8/1/2005		18,185	18,440
New York City NY GO	5.00%	8/1/2005		14,475	14,678
New York City NY GO	5.00%	8/1/2006		2,000	2,074
New York City NY GO	5.00%	8/1/2007		23,510	24,816
New York City NY GO	5.00%	8/1/2008		17,000	18,192
New York City NY GO	5.00%	8/1/2008		20,715	22,167
New York City NY Industrial Dev. Agency Special Fac. Rev. TOB VRDO	2.04%	2/7/2005	**	39,455	39,455
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.90%	2/1/2005	(3)	18,000	18,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	1.80%	2/7/2005		12,000	12,000
New York City NY Transitional Finance Auth. Rev. Future Tax	4.00%	11/1/2006		6,775	6,957
New York City NY Transitional Finance Auth. Rev. Future Tax	5.00%	11/1/2007		10,790	11,484
New York City NY Transitional Finance Auth. Rev. Future Tax	4.50%	2/1/2007		1,000	1,039
New York City NY Transitional Finance Auth. Rev. Future Tax	4.50%	2/1/2008		1,000	1,053
New York City NY Transitional Finance Auth. Rev. VRDO	1.90%	2/1/2005		6,000	6,000
New York City NY Transitional Finance Auth. Rev. VRDO	1.83%	2/7/2005		2,225	2,225
New York City NY Transitional Finance Auth. Rev. VRDO	1.82%	2/7/2005		8,465	8,465
New York State Environmental Fac. Corp. Rev. (Clean Water & Drinking Revolving Funds)	5.00%	6/15/2007		3,515	3,724
New York State Housing Finance Agency Service Contract Rev	6.00%	9/15/2006	(Prere.)	9,360	10,074
New York State Mortgage Agency Rev. PUT	2.95%	10/1/2005		1,705	1,706
New York State Thruway Auth. Rev. (Highway & Bridge Trust Fund)	5.00%	4/1/2007		5,380	5,663
New York State Thruway Auth. Rev. (Service Contract)	5.00%	3/15/2008		10,000	10,657
New York State Thruway Auth. Rev. BAN	2.25%	10/6/2005		68,000	68,017
New York State Urban Dev. Corp. Rev. (Correctional Fac.)	5.00%	1/1/2006		10,000	10,235
New York State Urban Dev. Corp. Rev. (Personal Income Tax)	5.00%	3/15/2006		3,000	3,084
Port Auth. of New York & New Jersey Rev	5.00%	12/1/2005		2,910	2,965
Triborough Bridge & Tunnel Auth. New York Rev	5.00%	11/15/2005		10,000	10,218

					397,339

North Carolina (2.3%)
Charlotte NC Water & Sewer System Rev. VRDO	1.87%	2/7/2005		900	900
Mecklenburg County NC GO	5.50%	4/1/2006		11,625	12,056
North Carolina COP	4.00%	6/1/2006		2,500	2,552
North Carolina Eastern Muni. Power Agency Rev	6.00%	1/1/2006	(1)	6,000	6,200
North Carolina GO	5.00%	3/1/2006		2,000	2,059
North Carolina GO	5.00%	3/1/2007		5,000	5,262
North Carolina GO	5.00%	5/1/2007		8,000	8,449
North Carolina GO	5.00%	2/1/2008		27,585	29,542
North Carolina GO	5.00%	3/1/2008		20,000	21,450
North Carolina GO TOB VRDO	1.87%	2/7/2005	**	16,790	16,790

					105,260

North Dakota (0.1%)
North Dakota Rural Water Finance Corp. Rev. PUT	1.60%	4/1/2005		4,000	3,996

Ohio (3.4%)
Field Ohio Local School Dist. BAN	3.25%	6/28/2005		7,000	7,016
Kent State Univ. Ohio VRDO	1.85%	2/7/2005	(1)	12,000	12,000
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	5.00%	10/1/2005		7,220	7,347
Lorain County OH Hosp. Fac. Rev. (Catholic Healthcare Partners)	6.00%	9/1/2006	(1)	1,500	1,582
Ohio Air Quality Fac. Rev. (Ohio Edison Co.) PUT	3.25%	2/1/2008	(2)	10,000	10,111
Ohio Building Auth. Rev. (Administration Building Fund)	5.00%	10/1/2008	(1)	4,580	4,945
Ohio Building Auth. Rev. (Highway Safety Building)	6.00%	4/1/2007	(2)	4,640	4,986
Ohio Building Auth. Rev. (State Correctional Fac.)	4.50%	10/1/2006		6,465	6,686
Ohio Building Auth. Rev. (State Correctional Fac.)	5.00%	10/1/2008	(1)	1,110	1,199
Ohio GO	5.00%	3/15/2006		9,000	9,270
Ohio GO	5.00%	8/1/2006		5,000	5,195
Ohio GO VRDO	1.84%	2/2/2005		16,795	16,795
Ohio Higher Educ. Capital Fac. Rev	5.25%	12/1/2005		10,000	10,256
Ohio Highway Capital Improvements Rev	5.00%	5/1/2005		10,000	10,075
Ohio Highway Capital Improvements Rev	5.00%	5/1/2005		5,970	6,015
Ohio Highway Capital Improvements Rev	5.00%	5/1/2006		2,500	2,584
Ohio Major New State Infrastructure Project Rev	5.00%	6/15/2008		6,750	7,255
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO	1.99%	2/1/2005		600	600
Ohio State Univ. General Receipts Rev	4.00%	6/1/2005		17,000	17,108
Ohio Water Dev. Auth. PCR	5.00%	6/1/2007		3,000	3,171
Univ. of Akron OH General Receipts Rev. VRDO	1.84%	2/7/2005	(3)	6,300	6,300
Univ. of Toledo OH General Receipts BAN	3.25%	1/26/2006		5,000	5,045

					155,541

Oklahoma (1.4%)
Grand River Dam Auth. Oklahoma Rev	5.70%	6/1/2005	(4)	10,150	10,272
Oklahoma City OK GO	5.00%	7/1/2006		2,055	2,130
Oklahoma County OK GO	5.00%	2/1/2005	(3)	6,000	6,000
Oklahoma County OK GO	5.00%	2/1/2005	(3)	5,500	5,500
Oklahoma GO	5.00%	7/15/2007	(3)	2,000	2,121
Tulsa County OK Ind. Auth. PUT	2.05%	5/16/2005		26,000	25,994
Tulsa County OK Ind. Auth. Rev	4.00%	5/15/2005		2,750	2,765
Tulsa County OK Ind. Auth. Rev	5.00%	7/1/2005	(2)	6,300	6,376
Tulsa County OK Ind. Auth. Rev	4.00%	5/15/2006		3,275	3,339

					64,497

Oregon (1.2%)
Oregon Housing & Community Service Dept. Single Family Mortgage Rev	2.45%	3/15/2006		35,000	34,987
Oregon State Dept. Administrative Services	4.00%	9/1/2005	(4)	6,000	6,066
Portland OR Sewer System Rev	6.00%	6/1/2006	(3)	14,720	15,419

					56,472

Pennsylvania (5.8%)
Bethlehem PA Area School Dist	5.375%	9/1/2009	(3)	4,855	5,191
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev	5.00%	7/1/2007		4,865	5,134
Pennsylvania GO	5.00%	2/1/2005		12,870	12,870
Pennsylvania GO	5.125%	9/15/2005	(2)	3,200	3,260
Pennsylvania GO	5.00%	10/15/2005		5,700	5,814
Pennsylvania GO	5.00%	1/15/2006		4,250	4,360
Pennsylvania GO	5.00%	2/1/2006		11,810	12,128
Pennsylvania GO	5.00%	2/1/2006		10,865	11,158
Pennsylvania GO	5.375%	5/15/2006	(3)(Prere.)	16,570	17,449
Pennsylvania GO	5.375%	5/15/2006	(3)(Prere.)	14,000	14,743
Pennsylvania GO	5.50%	6/1/2006		8,985	9,356
Pennsylvania GO	5.00%	10/1/2006		13,685	14,267
Pennsylvania GO	5.00%	1/15/2007		3,150	3,302
Pennsylvania GO	5.50%	7/1/2007	(1)	20,000	21,408
Pennsylvania GO	5.00%	9/1/2009		8,235	8,988
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) PUT	2.25%	2/1/2005	LOC	21,140	21,140
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) PUT	3.625%	5/1/2006	LOC	4,000	4,058
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) PUT	3.625%	5/1/2006	LOC	5,300	5,377
Pennsylvania Higher Educ. Fac. Auth. Rev. (St. Joseph's Univ.) PUT	1.75%	11/1/2005	LOC	9,200	9,166
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania Health System Obligated Group) VRDO	1.85%	2/7/2005	LOC	8,650	8,650
Pennsylvania State Univ. Rev	5.00%	8/15/2005		6,045	6,139
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) PUT	5.00%	7/1/2007	(1)	11,000	11,608
Philadelphia PA Muni. Auth. Rev	5.00%	5/15/2006	(4)	3,660	3,771
Philadelphia PA Water & Waste Water Rev. VRDO	1.83%	2/7/2005	(4)	10,000	10,000
Pittsburgh PA Water & Sewer Auth. Rev	1.90%	9/1/2006	(4)	11,930	11,821
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005	(2)	4,600	4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.84%	2/7/2005	(2)	3,600	3,600
Southcentral Pennsylvania General Auth. Rev. PUT	4.50%	12/1/2008	(2)	4,500	4,752
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	1.84%	2/7/2005		8,700	8,700

					262,810

Puerto Rico (0.0%)
Puerto Rico Muni. Finance Agency	4.25%	8/1/2005	(4)	4,000	4,043
Puerto Rico Muni. Finance Agency	4.00%	8/1/2006	(4)	2,000	2,050
Puerto Rico TRAN	3.00%	7/29/2005		50,000	50,201

					56,294

Rhode Island (1.3%)
Rhode Island Econ. Dev. Corp. (Rhode Island Dept. of Transp.)	5.00%	6/15/2005		26,205	26,483
Rhode Island Econ. Dev. Corp. Airport Rev	5.00%	7/1/2006	(3)	2,705	2,801
Rhode Island Econ. Dev. Corp. Airport Rev	5.00%	7/1/2007	(3)	2,830	2,983
Rhode Island Housing & Mortgage Finance Corp. Rev	4.00%	3/24/2005		13,125	13,160
Rhode Island Housing & Mortgage Finance Corp. Rev	3.375%	11/1/2005		12,500	12,589

					58,016

South Carolina (0.1%)
South Carolina Public Service Auth. Rev	5.00%	1/1/2006		3,000	3,073

Tennessee (2.2%)
Knox County TN GO	5.00%	4/1/2008		3,115	3,336
Memphis TN Electric System Rev	5.00%	12/1/2005		15,000	15,343
Memphis TN Electric System Rev	5.00%	12/1/2006		25,000	26,120
Memphis-Shelby County TN Airport Auth. Rev	5.50%	3/1/2005	(4)	7,835	7,856
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. Board Rev. (Ascension Health) PUT	2.30%	1/4/2006		7,000	6,993
Shelby County TN TAN	3.00%	6/30/2005		31,000	31,111
Tennessee GO	5.25%	2/1/2005	(3)	5,000	5,000
Tennessee GO	4.00%	8/1/2005		6,045	6,102

					101,861

Texas (8.5%)
Austin TX Water & Wastewater System Rev	5.25%	11/15/2005	(2)	6,070	6,215
Brazos River TX Harbor Navigation Dist. Brazoria County Environmental (Dow Chemical Co. Project) PUT	4.40%	5/15/2005		10,000	10,055
Corpus Christi TX GO	5.00%	3/1/2009	(4)	2,000	2,166
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse PUT	4.00%	8/15/2005		10,000	10,097
Dallas TX Independent School Dist. GO	5.00%	8/15/2005		4,000	4,062
Dallas-Fort Worth TX International Airport Rev	5.00%	11/1/2005	(1)	4,235	4,319
Dallas-Fort Worth TX International Airport Rev	5.50%	11/1/2005	(3)	2,450	2,507
Denton TX Independent School Dist. PUT	3.45%	2/1/2005		6,100	6,100
Frisco TX GO	5.00%	2/15/2009	(4)	2,950	3,193
Harris County TX Flood Control Dist	5.00%	10/1/2005		2,495	2,542
Harris County TX Health Fac. Dev. Corp. Rev. (Christus Health)	5.25%	7/1/2005	(1)	10,000	10,128
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.90%	2/1/2005		21,200	21,200
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.90%	2/1/2005		40,680	40,680
Harris County TX Health Fac. Dev. Corp. Rev. (Texas Medical Center) VRDO	1.90%	2/1/2005	(1)	1,205	1,205
Harris County TX Toll Road Rev	5.00%	8/15/2006	(3)	5,000	5,197
Houston TX GO	5.00%	3/1/2006	(1)	3,050	3,137
Houston TX GO	5.00%	3/1/2006	(1)(ETM)	4,010	4,125
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.50%	7/1/2005	(4)(Prere.)	3,500	3,584
Houston TX Hotel Occupancy Tax & Special Rev. (Convention & Entertainment)	5.25%	9/1/2008	(2)	7,460	8,083
Lewisville TX Independent School Dist	5.25%	8/15/2006		5,000	5,214
Mesquite TX Independent School Dist. GO	5.00%	8/15/2006		1,825	1,896
Northside TX Independent School Dist. PUT	2.50%	6/15/2006		16,750	16,753
Plano TX Independent School Dist	5.50%	2/15/2006	(Prere.)	3,505	3,621
Plano TX Independent School Dist	5.00%	2/15/2008		6,300	6,725
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	1.85%	2/7/2005		13,000	13,000
Richardson TX Independent School Dist. GO	5.00%	2/15/2005		5,000	5,006
San Antonio TX Electric & Gas Rev	5.65%	2/1/2007	(Prere.)	10,740	11,514
San Antonio TX GO	5.00%	8/1/2005	(ETM)	175	178
San Antonio TX GO	5.00%	8/1/2005		9,725	9,864
Texas Muni. Power Agency Rev	0.00%	9/1/2005	(2)	5,490	5,423
Texas Muni. Power Agency Rev	4.00%	9/1/2005	(1)	19,880	20,093
Texas TRAN	3.00%	8/31/2005		75,000	75,394
Texas Turnpike Auth. Central Texas Turnpike System Rev	5.00%	6/1/2008		11,925	12,778
Texas Water Dev. Board GO	5.00%	8/1/2006		6,425	6,673
Trinity River Auth. Texas PCR (Texas Util. System) PUT	5.00%	11/1/2006		20,000	20,680
Univ. of Texas Permanent Univ. Fund Rev	5.00%	7/1/2005		5,000	5,060
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2005		5,000	5,077
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2008		7,000	7,547
Univ. of Texas Permanent Univ. Fund Rev	5.00%	8/15/2008		2,500	2,695

					383,786

Utah (1.0%)
Intermountain Power Agency Utah Power Supply Rev	4.50%	7/1/2007	(2)	10,000	10,454
Utah GO	5.00%	7/1/2006		7,785	8,073
Utah GO	5.00%	7/1/2006		17,875	18,536
Utah GO	5.00%	7/1/2007		8,300	8,790

					45,853

Virginia (2.1%)
Loudoun County VA GO	5.25%	11/1/2005		4,410	4,512
Norfolk VA GO	5.00%	7/1/2006	(4)	8,810	9,137
Peninsula Ports Auth. Virginia Rev. (Dominion Term Assoc. Project) PUT	3.30%	10/1/2008		2,500	2,494
Richmond VA GO	4.50%	7/15/2005	(4)	3,640	3,680
Virginia Beach VA Refunding & Public Improvement	5.00%	5/1/2007		7,170	7,564
Virginia College Building Auth. Educ. Fac. Rev	5.00%	2/1/2007		5,185	5,442
Virginia College Building Auth. Educ. Fac. Rev. Public Higher Educ	5.00%	2/1/2006		11,285	11,590
Virginia Public Building Auth. Rev	5.00%	8/1/2006		5,080	5,277
Virginia Public School Auth. Rev	4.00%	2/1/2006		15,000	15,258
Virginia Public School Auth. Rev	4.00%	8/1/2006		7,500	7,681
Virginia Public School Auth. Rev	5.00%	8/1/2007		6,930	7,348
Virginia Public School Auth. Rev	5.00%	8/1/2008		5,830	6,286
Virginia Public School Educ. Technology Notes	5.00%	4/15/2005		10,445	10,508

					96,777

Washington (2.4%)
King County WA BAN	3.00%	11/1/2005		13,820	13,901
King County WA GO	5.00%	6/1/2007		6,130	6,471
King County WA Sewer Rev	5.00%	1/1/2006	(4)	3,000	3,074
Port of Seattle WA GO	5.00%	11/1/2006	(4)	5,490	5,726
Port of Seattle WA GO	5.00%	11/1/2006	(4)	9,485	9,892
Port of Seattle WA GO	5.00%	11/1/2007	(4)	5,765	6,113
Port of Seattle WA Rev	5.25%	9/1/2006	(3)	3,000	3,124
Seattle WA GO	5.00%	7/1/2005		12,025	12,170
Seattle WA GO	3.00%	10/1/2005		13,055	13,130
Seattle WA Muni. Light & Power Rev	4.00%	11/1/2005	(4)	5,525	5,599
Washington GO	5.00%	9/1/2005		5,180	5,265
Washington GO	4.00%	1/1/2006	(2)	3,920	3,981
Washington GO	5.50%	6/1/2006	(Prere.)	6,050	6,300
Washington GO	5.00%	1/1/2007	(4)	8,605	9,005
Washington Public Power Supply System Rev. (Nuclear Project)	5.00%	7/1/2005		5,000	5,059

					108,810

West Virginia (0.2%)
West Virginia GO	5.50%	6/1/2005	(4)	5,160	5,219
West Virginia Higher Educ. Policy Comm. Rev	5.00%	4/1/2007	(1)	500	526
West Virginia Higher Educ. Policy Comm. Rev	5.00%	4/1/2008	(1)	2,500	2,678

					8,423

Wisconsin (1.5%)
Kenosha WI GO	4.00%	9/1/2005	(4)	1,090	1,102
Kenosha WI GO	4.00%	9/1/2006	(4)	2,100	2,153
Kenosha WI GO	4.00%	9/1/2007	(4)	1,695	1,757
Madison WI Metro. School Dist. TRAN	3.00%	9/9/2005		15,000	15,069
Milwaukee WI GO	6.00%	2/1/2005		9,300	9,300
Wisconsin GO	5.00%	5/1/2007		12,405	13,073
Wisconsin GO	6.25%	5/1/2007		5,000	5,402
Wisconsin GO	5.00%	5/1/2008		5,000	5,359
Wisconsin Transp. Rev	5.00%	7/1/2008		12,385	13,321

					66,536

TOTAL MUNICIPAL BONDS
(Cost $4,502,180)					4,495,521

TEMPORARY CASH INVESTMENT (0.5%)

				Shares

Money Market Fund (0.5%)
Vanguard Municipal Cash Management Fund, 1.79%†				22,000,000	22,000

TOTAL TEMPORARY CASH INVESTMENT
(Cost $22,000)					22,000

TOTAL INVESTMENTS (99.6%)
(Cost $4,524,180)					4,517,521

OTHER ASSETS AND LIABILITIES-NET (0.4%)					18,244

NET ASSETS (100%)					$4,535,765

*Security purchased on a when-issued or delivery basis for which the fund has not taken delivery as of January 31, 2005.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2005, the aggregate value of these securities was $162,950,000, representing 3.6% of net assets.
†Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP — Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA — Industrial Development Authority Bond.
IDR — Industrial Development Revenue Bond.
PCR — Pollution Control Revenue Bond.
PUT — Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At January 31, 2005, the cost of investment securities for tax purposes was $4,524,180,000. Net unrealized depreciation of investment securities for tax purposes was $6,659,000, consisting of unrealized gains of $7,012,000 on securities that had risen in value since their purchase and $13,671,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2005

VANGUARD MUNICIPAL BOND FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.